Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Inventories

	December 31,
	2017	2016
	$	$
Finished goods inventory	556	—
Semi-finished goods inventory	87	—
	643	—